Revaluation (gains) and losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revaluation Gains And Losses [Abstract]
Change in fair value due to revaluation of derivative financial asset	$ (1,788)
Change in fair value due to revaluation of derivative financial liabilities	(11,276)
Realized gain on investment portfolio	(4,219)
Unrealized loss on investment portfolio	942	$ 2,249
Unrealized exchange loss	670	155
Unrealized gain on other receivable		(258)
Losses related to property and equipment		272
Revaluation (gain) and losses	$ (15,671)	$ 2,426